Revenues and Long-Lived Assets (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jul. 31, 2013	Apr. 30, 2013	Jan. 31, 2015	Jan. 31, 2014	Jan. 31, 2013
Segment Reporting Information [Line Items]
Total revenues	$ 131,565	$ 119,001	$ 120,125	$ 114,960	$ 129,706	$ 115,688	$ 116,829	$ 114,071	$ 485,651	$ 476,294	$ 468,651
Long-Lived Assets	116,655				117,907				116,655	117,907	116,681
United States
Segment Reporting Information [Line Items]
Total revenues									348,227	338,681	332,788
Long-Lived Assets	80,879				79,644				80,879	79,644	77,692
Walmart International
Segment Reporting Information [Line Items]
Total revenues									137,424	137,613	135,863
Long-Lived Assets	$ 35,776				$ 38,263				$ 35,776	$ 38,263	$ 38,989